Equity - Weighted average number of shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' equity [abstract]
Weighted average number of ordinary shares outstanding - basic (in shares)	2,656,981,542	2,656,122,534	2,652,532,564
TDIRA (in shares)		26,945,386	33,780,544
Free share award plan (in shares)	776,743	720,936	1,662,103
Weighted average number of shares outstanding - diluted (in shares)	2,657,758,285	2,683,788,856	2,687,975,211